Capital Structure and Financial Matters - Management and Board of Director holding of shares (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Executive management
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	6,008,981	4,156,085	8,638,560
Christian Kanstrup [Member]
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,493,014
Bo Karmark
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		2,000
Jesper Nyegaard Nissen
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	99,913
Birgitte Rn
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	148,123
Andreas Holm Mattsson
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	4,267,931	4,071,961	4,163,832
Niels Iversen Mller
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			4,292,604
Lars Aage Staal Wegner
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		82,124	182,124
Board of Directors
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	6,674,185	4,576,028	379,188
Niels Iversen Mller
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	4,292,678	4,196,840
Roberto Prego
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	539,069	310,248	310,248
Lars Holtug
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	157,891
Marianne Sgaard
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,684,547	41,652	41,652
Steven Projan
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		27,288	27,288